UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 4.5%
Consumer, Non-cyclical - 2.1%
Cigna Corp.[1]	29,971	$3,865,060
Gilead Sciences, Inc.[1]	32,900	2,614,563
Biogen, Inc.*	6,600	1,913,538
Total Consumer, Non-cyclical		8,393,161
Consumer, Cyclical - 1.9%
L Brands, Inc.[1]	52,000	3,842,800
General Motors Co.[1]	109,000	3,437,860
Total Consumer, Cyclical		7,280,660
Basic Materials - 0.5%
LyondellBasell Industries N.V. — Class A	27,200	2,047,072
Industrial - 0.0%**
General Electric Co.	1	31
Total Common Stocks
(Cost $19,060,014)		17,720,924
CONVERTIBLE PREFERRED STOCKS† - 16.6%
Consumer, Non-cyclical - 5.9%
Allergan plc
5.50% due 03/01/18[1]	10,038	8,997,460
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18[1]	9,394	8,341,872
Anthem, Inc.
5.25% due 05/01/18[1]	128,449	5,712,127
Total Consumer, Non-cyclical		23,051,459
Financial - 3.0%
Wells Fargo & Co.
7.50% due [1,2]	4,032	5,378,687
KeyCorp
7.75% due [1,2]	18,000	2,430,000
American Tower Corp.
5.50% due 02/15/18[1]	20,881	2,310,483
Alexandria Real Estate Equities, Inc.
7.00% due [1,2]	49,500	1,743,885
Total Financial		11,863,055
Communications - 2.4%
Frontier Communications Corp.
11.13% due 06/29/18[1]	77,780	7,690,886
T-Mobile US, Inc.
5.50% due 12/15/17[1]	24,052	1,877,740
Total Communications		9,568,626
Energy - 2.0%
Hess Corp.
8.00% due 02/01/19[1]	70,871	4,731,348
Southwestern Energy Co.
6.25% due 01/15/18	44,937	1,498,649
Anadarko Petroleum Corp.
7.50% due 06/07/18	37,547	1,437,675
Total Energy		7,667,672
Utilities - 1.2%
Dominion Resources, Inc.
6.38% due 07/01/17[1]	44,204	2,304,797
NextEra Energy, Inc.
6.37% due 09/01/18[1]	23,897	1,491,651
Exelon Corp.
	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 16.6% (continued)
Utilities - 1.2% (continued)
6.50% due 06/01/17[1]	$14,795	$744,484
Total Utilities		4,540,932
Basic Materials - 1.0%
Alcoa, Inc.
5.38% due 10/01/17[1]	106,328	3,849,074
Industrial - 0.9%
Belden, Inc.
6.75% due 07/15/19	16,042	1,714,409
Stanley Black & Decker, Inc.
6.25% due 11/17/16[1]	9,411	1,185,880
Stericycle, Inc.
5.25% due 09/15/18[1]	10,239	763,727
Total Industrial		3,664,016
Consumer, Cyclical - 0.2%
William Lyon Homes
6.50% due 12/01/17[1]	9,527	863,051
Total Convertible Preferred Stocks
(Cost $65,062,325)		65,067,885
	Face Amount	Value
SHORT TERM INVESTMENTS† - 13.3%
Goldman Sachs Financial Prime Obligations - Administration Share Class
0.01%[3]	$51,890,142	51,890,142
Total Short Term Investments
(Cost $51,890,142)		51,890,142
	Face Amount~	Value
CONVERTIBLE BONDS†† - 70.3%
Technology - 21.5%
ON Semiconductor Corp.
1.00% due 12/01/20[1]	5,650,000	5,332,187
2.63% due 12/15/26[1]	1,131,000	1,213,704
ServiceNow, Inc.
0.00% due 11/01/18[1,4]	5,262,000	6,232,181
Intel Corp.
3.25% due 08/01/39[1]	2,314,000	3,956,952
2.95% due 12/15/35[1]	1,643,000	2,161,572
Lam Research Corp.
1.25% due 05/15/18[1]	3,722,000	5,694,660
Microchip Technology, Inc.
1.63% due 02/15/25[1]	4,557,000	5,454,158
Integrated Device Technology, Inc.
0.88% due 11/15/22[5]	4,736,000	4,795,200
Micron Technology, Inc.
3.00% due 11/15/43[1]	2,860,000	2,320,175
2.13% due 02/15/33[1]	800,000	1,162,500
1.63% due 02/15/33	411,000	569,235
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	3,588,000	3,803,280
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	3,347,000	3,736,088
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	3,133,000	3,344,478

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face Amount~	Value
CONVERTIBLE BONDS†† - 70.3% (continued)
Technology - 21.5% (continued)
STMicroelectronics N.V.
0.00% due 07/03/19[4]	$3,200,000	$3,123,200
Red Hat, Inc.
0.25% due 10/01/19[1]	2,432,000	2,995,920
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1]	2,801,000	2,918,292
Electronics For Imaging, Inc.
0.75% due 09/01/19[1]	2,708,000	2,916,178
NVIDIA Corp.
1.00% due 12/01/18[1]	1,028,000	2,912,453
Proofpoint, Inc.
0.75% due 06/15/20[1]	2,063,000	2,435,629
BroadSoft, Inc.
1.00% due 09/01/22[1,5]	1,782,000	2,325,510
Salesforce.com, Inc.
0.25% due 04/01/18[1]	1,698,000	2,236,054
Verint Systems, Inc.
1.50% due 06/01/21[1]	2,336,000	2,204,600
Brocade Communications Systems, Inc.
1.38% due 01/01/20[1]	2,200,000	2,176,625
CSG Systems International, Inc.
4.25% due 03/15/36[1,5]	1,934,000	2,064,545
Citrix Systems, Inc.
0.50% due 04/15/19[1]	1,558,000	1,833,571
Cypress Semiconductor Corp.
4.50% due 01/15/22[5]	1,548,000	1,730,858
Nuance Communications, Inc.
1.00% due 12/15/35[1,5]	1,615,000	1,458,547
Xilinx, Inc.
2.63% due 06/15/17[1]	558,000	986,265
Total Technology		84,094,617
Consumer, Non-cyclical - 15.5%
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	2,467,000	3,274,942
0.75% due 10/15/18	1,613,000	2,058,591
Wright Medical Group, Inc.
2.00% due 02/15/20	5,020,000	5,098,437
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	5,863,000	4,606,119
Hologic, Inc.
2.00% due 03/01/42[1,6,8]	1,824,000	2,482,920
0.00% due 12/15/43[1,4,9]	1,450,000	1,788,938
HealthSouth Corp.
2.00% due 12/01/43[1]	3,362,000	4,122,653
Molina Healthcare, Inc.
1.63% due 08/15/44[1]	3,153,000	3,685,069
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	2,641,000	3,243,478
Invacare Corp.
5.00% due 02/15/21[1,5]	3,000,000	2,964,374
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	2,561,000	2,546,593
Depomed, Inc.
2.50% due 09/01/21[1]	1,917,000	2,276,438
	Face Amount~	Value
CONVERTIBLE BONDS†† - 70.3% (continued)
Consumer, Non-cyclical - 15.5% (continued)
NuVasive, Inc.
2.25% due 03/15/21[1,5]	$1,735,000	$2,127,544
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	1,648,000	1,808,680
Herbalife Ltd.
2.00% due 08/15/19[1]	1,598,000	1,660,929
Medicines Co.
2.75% due 07/15/23[5]	1,469,000	1,545,205
Huron Consulting Group, Inc.
1.25% due 10/01/19	1,503,000	1,544,333
Nevro Corp.
1.75% due 06/01/21	1,315,000	1,481,841
J Sainsbury plc
1.25% due 11/21/19[1]	1,000,000 GBP	1,332,746
PTC Therapeutics, Inc.
3.00% due 08/15/22[1,5]	3,049,000	1,314,881
Intercept Pharmaceuticals, Inc.
3.25% due 07/01/23	1,158,000	1,310,711
Wright Medical Group N.V.
2.25% due 11/15/21[5]	1,010,000	1,229,675
Incyte Corp.
0.38% due 11/15/18[1]	651,000	1,193,771
Emergent BioSolutions, Inc.
2.88% due 01/15/21	947,000	1,187,893
Brookdale Senior Living, Inc.
2.75% due 06/15/18[1]	1,058,000	1,065,274
Live Nation Entertainment, Inc.
2.50% due 05/15/19[1]	897,000	956,988
Macquarie Infrastructure Company LLC
2.88% due 07/15/19[1]	795,000	923,690
Repligen Corp.
2.13% due 06/01/21	802,000	889,719
Array BioPharma, Inc.
3.00% due 06/01/20[1]	887,000	789,430
Total Consumer, Non-cyclical		60,511,862
Communications - 12.8%
Ciena Corp.
0.88% due 06/15/17[1]	3,800,000	3,785,750
4.00% due 12/15/20[1]	2,602,000	3,324,055
Twitter, Inc.
0.25% due 09/15/19	4,250,000	3,944,532
1.00% due 09/15/21[1]	2,346,000	2,118,731
LinkedIn Corp.
0.50% due 11/01/19[1]	5,250,000	5,223,750
Priceline Group, Inc.
0.35% due 06/15/20[1]	3,865,000	4,705,638
FireEye, Inc.
1.00% due 06/01/35[1]	2,700,000	2,522,812
1.63% due 06/01/35	2,256,000	2,071,291
Finisar Corp.
0.50% due 12/15/33[1]	4,000,000	3,947,499
WebMD Health Corp.
2.63% due 06/15/23[5]	1,885,000	1,913,275
2.50% due 01/31/18	1,240,000	1,394,225
Ctrip.com International Ltd.
1.00% due 07/01/20	1,696,000	1,846,520
1.25% due 10/15/18[1]	1,083,000	1,369,318

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face Amount~	Value
CONVERTIBLE BONDS†† - 70.3% (continued)
Communications - 12.8% (continued)
Liberty Media Corp.
1.38% due 10/15/23	$2,692,000	$2,870,345
Web.com Group, Inc.
1.00% due 08/15/18	3,000,000	2,829,375
Telecom Italia Finance S.A.
6.13% due 11/15/16	2,300,000 EUR	2,580,335
CalAmp Corp.
1.63% due 05/15/20[1]	1,888,000	1,774,720
Inmarsat plc
1.75% due 11/16/17	1,300,000	1,738,750
Total Communications		49,960,921
Financial - 9.6%
Colony Capital, Inc.
3.88% due 01/15/21[1]	7,525,000	7,360,391
Starwood Property Trust, Inc.
4.55% due 03/01/18[1]	3,350,000	3,586,594
4.00% due 01/15/19[1]	2,600,000	2,834,000
Radian Group, Inc.
2.25% due 03/01/19[1]	2,501,000	3,173,143
American Realty Capital Properties, Inc.
3.00% due 08/01/18	3,100,000	3,092,250
Air Lease Corp.
3.88% due 12/01/18[1]	2,265,000	2,841,159
Colony Starwood Homes
3.00% due 07/01/19[1]	2,382,000	2,763,120
MGIC Investment Corp.
2.00% due 04/01/20[1]	2,213,000	2,683,263
Extra Space Storage, LP
3.13% due 10/01/35[1,5]	2,083,000	2,296,508
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	1,074,000	2,225,865
Blackhawk Network Holdings, Inc.
1.50% due 01/15/22[5]	1,655,000	1,696,375
PRA Group, Inc.
3.00% due 08/01/20[1]	1,341,000	1,122,249
Encore Capital Group, Inc.
2.88% due 03/15/21	1,518,000	1,064,498
Element Financial Corp.
4.25% due 06/30/20[5]	875,000 CAD	677,696
Total Financial		37,417,111
Consumer, Cyclical - 3.8%
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	2,675,000	2,522,859
1.63% due 05/15/18[1]	1,321,000	1,676,844
Standard Pacific Corp.
1.25% due 08/01/32[1]	2,749,000	2,958,612
Restoration Hardware Holdings, Inc.
0.00% due 06/15/19[1,4,5]	2,608,000	2,233,100
Toll Brothers Finance Corp.
0.50% due 09/15/32	2,000,000	1,953,750
Tesla Motors, Inc.
1.25% due 03/01/21[1]	1,974,000	1,743,289
GNC Holdings, Inc.
1.50% due 08/15/20[5]	1,351,000	1,116,264
	Face Amount~	Value
CONVERTIBLE BONDS†† - 70.3% (continued)
Consumer, Cyclical - 3.8% (continued)
Meritor, Inc.
7.88% due 03/01/26[1]	$580,000	$688,025
Total Consumer, Cyclical		14,892,743
Industrial - 3.6%
SunPower Corp.
4.00% due 01/15/23[1,5]	3,156,000	2,751,637
Dycom Industries, Inc.
0.75% due 09/15/21[1,5]	1,808,000	2,136,829
Vishay Intertechnology, Inc.
2.25% due 11/15/40[1]	1,945,000	2,072,641
RTI International Metals, Inc.
1.63% due 10/15/19	1,610,000	1,785,088
Cemex SAB de CV
3.72% due 03/15/20	1,441,000	1,477,025
Tutor Perini Corp.
2.88% due 06/15/21[5]	1,143,000	1,257,300
Atlas Air Worldwide Holdings, Inc.
2.25% due 06/01/22[1]	1,260,000	1,249,763
Greenbrier Companies, Inc.
3.50% due 04/01/18[1]	788,000	871,725
BW Group Ltd.
1.75% due 09/10/19	600,000	505,500
Total Industrial		14,107,508
Utilities - 1.6%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,6]	62,878	3,422,922
NRG Yield, Inc.
3.25% due 06/01/20[1,5]	2,800,000	2,716,000
Dynegy, Inc.
7.00% due 07/01/19	7,307	7,140
Total Utilities		6,146,062
Energy - 1.5%
Weatherford International Ltd.
5.88% due 07/01/21[1]	5,355,000	5,964,131
Basic Materials - 0.4%
B2Gold Corp.
3.25% due 10/01/18[1]	1,385,000	1,476,756
Total Convertible Bonds
(Cost $267,136,009)		274,571,711
CORPORATE BONDS†† - 60.5%
Consumer, Non-cyclical - 13.4%
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1,5]	7,894,000	6,571,755
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1]	3,264,000	2,823,359
5.13% due 08/01/21[1]	2,200,000	2,200,000
HCA, Inc.
5.00% due 03/15/24[1]	2,275,000	2,394,437
7.50% due 02/15/22	1,950,000	2,218,125

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face Amount~	Value
CORPORATE BONDS†† - 60.5% (continued)
Consumer, Non-cyclical - 13.4% (continued)
United Rentals North America, Inc.
6.13% due 06/15/23[1]	$2,600,000	$2,734,875
5.50% due 07/15/25[1]	1,750,000	1,805,580
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	1,700,000	1,806,165
8.13% due 04/01/22	989,000	1,026,088
4.50% due 04/01/21[1]	774,000	781,740
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.50% due 02/01/25[1,5]	4,000,000	3,470,000
HealthSouth Corp.
5.75% due 09/15/25[1]	2,625,000	2,723,753
Molina Healthcare, Inc.
5.38% due 11/15/22[1,5]	2,600,000	2,665,000
Concordia International Corp.
9.50% due 10/21/22[5]	1,750,000	1,605,625
7.00% due 04/15/23[5]	729,000	605,070
Cenveo Corp.
8.50% due 09/15/22[5]	2,000,000	1,370,000
11.50% due 05/15/17	829,000	826,928
Quorum Health Corp.
11.63% due 04/15/23[5]	2,040,000	2,080,800
Horizon Pharma, Inc.
6.63% due 05/01/23[1]	1,875,000	1,828,125
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,5]	1,500,000	1,620,000
Sotheby's
5.25% due 10/01/22[1,5]	1,667,000	1,591,985
Cott Finance Corp.
5.50% due 07/01/24[5]	1,106,000 EUR	1,311,765
Ahern Rentals, Inc.
7.38% due 05/15/23[1,5]	1,812,000	1,286,520
Greatbatch Ltd.
9.13% due 11/01/23[5]	989,000	1,013,725
Revlon Consumer Products Corp.
5.75% due 02/15/21[1]	989,000	1,008,780
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	766,000	833,025
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	769,000	742,085
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	680,000	696,150
Revlon Escrow Corp.
6.25% due 08/01/24[5]	496,000	503,440
Land O' Lakes, Inc.
6.00% due 11/15/22[5]	19,000	20,235
Total Consumer, Non-cyclical		52,165,135
Energy - 8.5%
Rowan Companies, Inc.
7.88% due 08/01/19[1]	3,000,000	3,174,138
Cimarex Energy Co.
4.38% due 06/01/24[1]	2,200,000	2,302,667
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	2,336,000	2,254,240
	Face Amount~	Value
CORPORATE BONDS†† - 60.5% (continued)
Energy - 8.5% (continued)
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	$1,896,000	$1,895,999
PBF Holding Company LLC / PBF Finance Corp.
7.00% due 11/15/23[1,5]	1,976,000	1,889,549
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[1]	1,750,000	1,839,688
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22[1]	1,750,000	1,795,504
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1,5]	1,731,000	1,746,146
SESI LLC
6.38% due 05/01/19[1]	1,678,000	1,627,660
Western Refining, Inc.
6.25% due 04/01/21[1]	1,718,000	1,606,330
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	1,483,000	1,571,061
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1,5]	1,519,000	1,553,178
Marathon Oil Corp.
3.85% due 06/01/25[1]	1,625,000	1,477,312
Concho Resources, Inc.
5.50% due 04/01/23[1]	1,483,000	1,471,878
Oasis Petroleum, Inc.
6.50% due 11/01/21	1,484,000	1,253,980
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	1,210,000	1,206,975
Kerr-McGee Corp.
6.95% due 07/01/24[1]	1,000,000	1,174,264
Continental Resources, Inc.
5.00% due 09/15/22[1]	1,029,000	967,260
Hess Corp.
3.50% due 07/15/24[1]	996,000	960,067
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
7.63% due 01/15/22	1,105,000	805,269
Murphy Oil Corp.
4.70% due 12/01/22	643,000	581,059
Southwestern Energy Co.
7.50% due 02/01/18[1]	196,000	206,584
Total Energy		33,360,808
Communications - 8.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	3,200,000	3,340,000
5.88% due 04/01/24[1,5]	989,000	1,058,230
Frontier Communications Corp.
11.00% due 09/15/25[1]	3,511,000	3,761,158

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face Amount~	Value
CORPORATE BONDS†† - 60.5% (continued)
Communications - 8.3% (continued)
SFR Group S.A.
6.25% due 05/15/24[1,5]	$1,833,000	$1,765,408
7.38% due 05/01/26[1,5]	931,000	931,000
Sprint Communications, Inc.
7.00% due 03/01/20[1,5]	2,515,000	2,681,618
CenturyLink, Inc.
6.75% due 12/01/23[1]	2,522,000	2,632,338
DISH DBS Corp.
6.75% due 06/01/21[1]	1,300,000	1,384,500
5.88% due 11/15/24[1]	989,000	958,094
West Corp.
5.38% due 07/15/22[1,5]	2,250,000	2,106,563
AMC Networks, Inc.
4.75% due 12/15/22	2,040,000	2,098,650
EarthLink Holdings Corp.
7.38% due 06/01/20[1]	1,962,000	2,060,100
Sirius XM Radio, Inc.
5.75% due 08/01/21[5]	1,950,000	2,040,221
ViaSat, Inc.
6.88% due 06/15/20[1]	1,143,000	1,181,691
Radio One, Inc.
7.38% due 04/15/22[1,5]	1,100,000	1,102,750
Tribune Media Co.
5.88% due 07/15/22[1]	989,000	1,013,725
Windstream Services LLC
7.50% due 06/01/22	989,000	914,825
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1,5]	650,000	650,000
GCI, Inc.
6.88% due 04/15/25[1]	614,000	640,095
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	270,000	294,300
Total Communications		32,615,266
Basic Materials - 6.9%
Celanese US Holdings LLC
5.88% due 06/15/21[1]	2,534,000	2,891,928
4.63% due 11/15/22[1]	1,750,000	1,898,750
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,5]	2,700,000	2,784,375
NOVA Chemicals Corp.
5.25% due 08/01/23[1,5]	2,442,000	2,527,470
Commercial Metals Co.
4.88% due 05/15/23[1]	1,889,000	1,860,665
Steel Dynamics, Inc.
5.50% due 10/01/24[1]	1,730,000	1,838,125
St. Barbara Ltd.
8.88% due 04/15/18[5]	1,500,000	1,548,750
First Quantum Minerals Ltd.
7.00% due 02/15/21[5]	1,628,000	1,460,804
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1,5]	1,263,000	1,449,293
Fortescue Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,5]	1,288,000	1,449,000
Novasep Holding SAS
8.00% due 12/15/16[5]	1,490,000	1,378,250
	Face Amount~	Value
CORPORATE BONDS†† - 60.5% (continued)
Basic Materials - 6.9% (continued)
Resolute Forest Products, Inc.
5.88% due 05/15/23[1]	$1,483,000	$1,223,475
Compass Minerals International, Inc.
4.88% due 07/15/24[1,5]	1,250,000	1,206,250
TPC Group, Inc.
8.75% due 12/15/20[1,5]	1,483,000	1,186,400
Tronox Finance LLC
7.50% due 03/15/22[1,5]	1,375,000	1,098,281
Sappi Papier Holding GmbH
4.00% due 04/01/23[5]	828,000 EUR	970,239
Kaiser Aluminum Corp.
5.88% due 05/15/24[5]	248,000	261,020
Total Basic Materials		27,033,075
Financial - 6.5%
Synovus Financial Corp.
7.88% due 02/15/19[1]	3,154,000	3,528,538
5.13% due 06/15/17[1]	301,000	309,428
Ally Financial, Inc.
8.00% due 03/15/20	2,200,000	2,530,000
5.13% due 09/30/24[1]	825,000	880,688
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[5]	2,646,000	2,718,764
Alliance Data Systems Corp.
6.38% due 04/01/20[1,5]	2,250,000	2,309,063
E*TRADE Financial Corp.
4.63% due 09/15/23[1]	2,208,000	2,296,320
Credit Acceptance Corp.
7.38% due 03/15/23[1]	2,158,000	2,168,790
Corrections Corporation of America
4.63% due 05/01/23[1]	2,075,000	2,116,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1]	1,500,000	1,554,375
CIT Group, Inc.
5.00% due 05/15/17[1]	1,380,000	1,411,367
Navient Corp.
6.00% due 01/25/17[1]	1,380,000	1,406,504
Equinix, Inc.
5.75% due 01/01/25[1]	1,191,000	1,271,393
Radian Group, Inc.
7.00% due 03/15/21	868,000	963,480
Total Financial		25,465,210
Industrial - 6.4%
Builders FirstSource, Inc.
7.63% due 06/01/21[1,5]	2,000,000	2,121,000
10.75% due 08/15/23[5]	989,000	1,102,735
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,5]	3,601,000	2,790,775
MasTec, Inc.
4.88% due 03/15/23[1]	2,612,000	2,514,050
TransDigm, Inc.
6.50% due 07/15/24	2,125,000	2,217,820

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face Amount~	Value
CORPORATE BONDS†† - 60.5% (continued)
Industrial - 6.4% (continued)
Eletson Holdings, Inc.
9.63% due 01/15/22[1,5]	$2,680,000	$2,077,001
Energizer Holdings, Inc.
5.50% due 06/15/25[1,5]	1,925,000	1,970,680
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1,5]	1,875,000	1,940,625
KLX, Inc.
5.88% due 12/01/22[1,5]	1,754,000	1,784,695
Boise Cascade Co.
6.38% due 11/01/20[1]	1,725,000	1,776,750
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,5]	1,472,000	1,471,087
Masco Corp.
4.45% due 04/01/25[1]	1,030,000	1,099,525
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[1,5]	2,005,000	984,956
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[5]	372,000	384,090
7.00% due 07/15/24[5]	124,000	131,285
Bombardier, Inc.
6.13% due 01/15/23[5]	501,000	437,483
Manitowoc Foodservice, Inc.
9.50% due 02/15/24[5]	248,000	282,410
Total Industrial		25,086,967
Consumer, Cyclical - 6.1%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21[1]	3,000,000	3,110,445
United Continental Holdings, Inc.
6.00% due 12/01/20	2,000,000	2,124,999
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	2,080,000
Allegiant Travel Co.
5.50% due 07/15/19	1,750,000	1,841,875
First Cash Financial Services, Inc.
6.75% due 04/01/21[1]	1,758,000	1,819,530
GameStop Corp.
6.75% due 03/15/21[5]	1,700,000	1,721,250
Rite Aid Corp.
6.13% due 04/01/23[5]	1,483,000	1,579,395
Brookfield Residential Properties, Inc.
6.38% due 05/15/25[1,5]	1,500,000	1,455,000
Guitar Center, Inc.
9.63% due 04/15/20[5]	1,876,000	1,402,310
Scientific Games International, Inc.
10.00% due 12/01/22	1,513,000	1,352,244
	Face Amount~	Value
CORPORATE BONDS†† - 60.5% (continued)
Consumer, Cyclical - 6.1% (continued)
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	$1,375,000	$1,182,500
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	1,100,000	1,130,250
Travelex Financing plc
8.00% due 08/01/18[1,5]	725,000 GBP	987,610
MGM Resorts International
7.75% due 03/15/22[1]	800,000	924,328
L Brands, Inc.
5.63% due 02/15/22[1]	762,000	841,058
Neiman Marcus Group Limited LLC
8.75% due 10/15/21[5,7]	497,000	395,115
Total Consumer, Cyclical		23,947,909
Technology - 4.4%
Western Digital Corp.
10.50% due 04/01/24[1,5]	4,911,000	5,543,291
Qorvo, Inc.
7.00% due 12/01/25[1,5]	3,000,000	3,266,250
NXP BV / NXP Funding LLC
5.75% due 02/15/21[1,5]	2,000,000	2,087,500
Microsemi Corp.
9.13% due 04/15/23[1,5]	1,688,000	1,924,320
Nuance Communications, Inc.
5.38% due 08/15/20[1,5]	1,600,000	1,640,160
First Data Corp.
5.38% due 08/15/23[1,5]	1,100,000	1,133,000
ACI Worldwide, Inc.
6.38% due 08/15/20[1,5]	1,000,000	1,035,000
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
7.13% due 06/15/24[1,5]	493,000	531,092
Total Technology		17,160,613
Total Corporate Bonds
(Cost $232,622,492)		236,834,983
SENIOR FLOATING RATE INTERESTS††,10 - 0.8%
Consumer, Non-cyclical - 0.5%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	1,650,000	1,179,750
Caraustar Industries, Inc.
8.00% due 05/01/19	871,499	874,223
Total Consumer, Non-cyclical		2,053,973
Basic Materials - 0.3%
Fortescue Resources August 2006 Pty Ltd.
4.25% due 06/30/19	1,269,921	1,246,407
Total Senior Floating Rate Interests
(Cost $3,544,783)		3,300,380
Total Investments - 166.0%
(Cost $639,315,765)		$649,386,025
Other Assets & Liabilities, net - (66.0)%		(258,075,738)
Total Net Assets - 100.0%		$391,310,287

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

*	Non-income producing security.
**	Less than 0.1%
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2016., the total value of securities segregated was $425,929,004.

2	Perpetual maturity.
3	Rate indicated is the 7-day yield as of July 31, 2016.
4	Zero coupon rate security.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $148,332,063 (cost $148,526,649), or 37.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security is a pay in-kind bond.
8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
10	Variable rate security. Rate indicated is rate effective at July 31, 2016.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

BV	Limited Liability Company
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
GmbH	Limited Liability Company
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SAB de CV	Publicly Traded Company

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 1 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$17,720,924	$—	$—	$17,720,924
Convertible Preferred Stocks	65,067,885	—	—	65,067,885
Short Term Investments	51,890,142	—	—	51,890,142
Convertible Bonds	—	274,571,711	—	274,571,711
Corporate Bonds	—	236,834,983	—	236,834,983
Senior Floating Rate Interests	—	3,300,380	—	3,300,380
Forward Foreign Currency Exchange Contracts	—	167,464	—	167,464
Total Assets	$134,678,951	$514,874,538	$—	$649,553,489
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$18,996	$—	$18,996
Credit Default Swaps	—	681,587	—	681,587
Total Liabilities	$—	$700,583	$—	$700,583

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended July 31, 2016.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

For information on the Advent Claymore Convertible Securities and Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2016.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward currency contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of July 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$641,130,529	$30,139,677	$(21,884,181)	$(8,255,496)	$(155,754)

Note 3 – Forward Foreign Currency Exchange Contracts:
As of July 31, 2016, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 7/31/16	Net Unrealized Appreciation (Depreciation)
CAD	627,000
for USD	482,739	The Bank of New York Mellon	9/14/2016	$482,739	$480,930	$1,809
CAD	252,000
for USD	194,060	The Bank of New York Mellon	9/14/2016	194,060	193,292	768
EUR	828,000
for USD	931,127	The Bank of New York Mellon	9/14/2016	931,127	927,679	3,448
EUR	1,112,000
for USD	1,232,096	The Bank of New York Mellon	9/14/2016	1,232,096	1,245,869	(13,773)
EUR	1,339,000
for USD	1,505,772	The Bank of New York Mellon	9/14/2016	1,505,772	1,500,196	5,576
EUR	1,000,000
for USD	1,115,162	The Bank of New York Mellon	9/14/2016	1,115,162	1,120,385	(5,223)
GBP	753,000
for USD	1,065,593	The Bank of New York Mellon	9/14/2016	1,065,593	1,000,535	65,058
GBP	1,051,000
for USD	1,487,302	The Bank of New York Mellon	9/14/2016	1,487,302	1,396,497	90,805
Total unrealized appreciation for forward foreign currency exchange contracts						$148,468

Note 4 – Swap Agreements:
As of July 31, 2016, the following credit default swap agreements were outstanding:
Reference Entity	Counterparty	Buy/Sell Protection	Protection Premium Rate	Maturity Date	Notional Principal ($000)	Market Value	Upfront Premiums Paid	Unrealized Depreciation
CDX HY Series 26	JP Morgan Chase Bank, NA	Buy	5.00%	06/20/2021	$16,480	$(681,587)	$(377,365)	$(304,222)

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Portfolio of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:    September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:    September 28, 2016

By:	/s/Robert White
Robert White
Treasurer and Chief Financial Officer

Date:    September 28, 2016